Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table. In accordance with Item 402(v), we provide below the tabular disclosure for the company’s Chief Executive Officer (our Principal Executive Officer or “PEO”) and the average of our NEOs other than the PEO for 2022, 2021 and 2020.

					Value of Initial Fixed $100 Investment Based on: (4)
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1), (2), (3)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (1), (2), (3)	Total Shareholder Return	Peer Group Total Shareholder Return	GAAP Net Income ($ Millions)(7)	Consolidated Adjusted EBITDA ($ Millions)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	14,958,648	12,704,148	2,006,722	1,543,840	203	58	18	103
2021	6,442,220	9,274,470	1,910,909	2,461,255	282	83	29	88
2020	3,405,220	3,324,720	1,021,292	1,026,683	112	87	(4)	60

1.
Walter F. Ulloa was our PEO in 2022, 2021, and 2020. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Christopher Young	Christopher Young	Christopher Young
Jeffery Liberman	Jeffery Liberman	Jeffery Liberman
Karl Meyer	Karl Meyer	Karl Meyer
Juan Saldívar von Wuthenau	Juan Saldívar von Wuthenau	Juan Saldívar von Wuthenau

2.
The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
3.
CAP reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718 and the assumptions used were materially the same as those used for the grant date fair values. Amounts in the Exclusion of Stock Awards columns are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	14,958,648	4,072,500	1,818,000	12,704,148
2021	6,442,220	4,578,000	7,410,250	9,274,470
2020	3,405,220	1,716,000	1,635,500	3,324,720

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,006,722	848,438	385,556	1,543,840
2021	1,910,909	956,474	1,506,820	2,461,255
2020	1,021,292	358,800	364,191	1,026,683

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Fair Value of Awards Granted During the Year that Vested During the Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	-*	-*	3,600,000	(1,782,000)	-	1,818,000
2021	3,559,500	1,511,250	1,120,000	1,219,500	-	7,410,250
2020	1,134,375	37,375	407,000	56,750	-	1,635,500

*Mr. Ulloa died on December 31, 2022. All of his outstanding equity awards vested on such date in accordance with the terms of his employment agreement.

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Fair Value of Awards Granted During the Year that Vested During the Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	562,500	(201,713)	187,500	(162,731)	-	385,556
2021	743,681	299,731	234,000	229,408	-	1,506,820
2020	270,122	5,728	85,100	3,241	-	364,191

4.
The Peer Group TSR set forth in this table utilizes the S&P 500 Broadcasting Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the company and in the S&P 500 Broadcasting Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
5.
We determined Conolidated adjusted EBITDA to be the most important financial performance measure used to link company performance to CAP to our PEO and Non-PEO NEOs in 2022. Consolidated adjusted EBITDA is defined as net income (loss) plus gain (loss) on sale of assets, depreciation and amortization, non-cash impairment charge, non-cash stock-based compensation included in operating and corporate expenses, net interest expense, other operating gain (loss), gain (loss) on debt extinguishment, income tax (expense) benefit, equity in net income (loss) of nonconsolidated affiliate, non-cash losses, syndication programming amortization less syndication programming payments, revenue from the Federal Communications Commission, or FCC, spectrum incentive auction less related expenses, expenses associated with investments, EBITDA attributable to noncontrolling and redeemable noncontrolling interest, acquisitions and dispositions and certain pro-forma cost savings.

Company Selected Measure Name	Conolidated adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
1.
Walter F. Ulloa was our PEO in 2022, 2021, and 2020. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Christopher Young	Christopher Young	Christopher Young
Jeffery Liberman	Jeffery Liberman	Jeffery Liberman
Karl Meyer	Karl Meyer	Karl Meyer
Juan Saldívar von Wuthenau	Juan Saldívar von Wuthenau	Juan Saldívar von Wuthenau

Peer Group Issuers, Footnote [Text Block]
4.
The Peer Group TSR set forth in this table utilizes the S&P 500 Broadcasting Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the company and in the S&P 500 Broadcasting Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 14,958,648	$ 6,442,220	$ 3,405,220
PEO Actually Paid Compensation Amount	$ 12,704,148	9,274,470	3,324,720
Adjustment To PEO Compensation, Footnote [Text Block]
3.
CAP reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718 and the assumptions used were materially the same as those used for the grant date fair values. Amounts in the Exclusion of Stock Awards columns are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	14,958,648	4,072,500	1,818,000	12,704,148
2021	6,442,220	4,578,000	7,410,250	9,274,470
2020	3,405,220	1,716,000	1,635,500	3,324,720

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Fair Value of Awards Granted During the Year that Vested During the Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	-*	-*	3,600,000	(1,782,000)	-	1,818,000
2021	3,559,500	1,511,250	1,120,000	1,219,500	-	7,410,250
2020	1,134,375	37,375	407,000	56,750	-	1,635,500

*Mr. Ulloa died on December 31, 2022. All of his outstanding equity awards vested on such date in accordance with the terms of his employment agreement.

Non-PEO NEO Average Total Compensation Amount	$ 2,006,722	1,910,909	1,021,292
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,543,840	2,461,255	1,026,683
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
3.
CAP reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718 and the assumptions used were materially the same as those used for the grant date fair values. Amounts in the Exclusion of Stock Awards columns are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,006,722	848,438	385,556	1,543,840
2021	1,910,909	956,474	1,506,820	2,461,255
2020	1,021,292	358,800	364,191	1,026,683

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Fair Value of Awards Granted During the Year that Vested During the Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	562,500	(201,713)	187,500	(162,731)	-	385,556
2021	743,681	299,731	234,000	229,408	-	1,506,820
2020	270,122	5,728	85,100	3,241	-	364,191

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Relationship between CAP and TSR. The chart below reflects the relationship between the PEO and average non-PEO NEO CAP versus our TSR and the Peer Group TSR.
Compensation Actually Paid vs. Net Income [Text Block]	Relationship between CAP and GAAP Net Income. The chart below reflects the relationship between the PEO and average non-PEO NEO CAP and our GAAP Net Income.
Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship between CAP and Consolidated adjusted EBITDA (our Company-Selected Measure). The chart below reflects the relationship between the PEO CAP and average non-PEO NEO CAP and our Consolidated adjusted EBITDA.

Tabular List [Table Text Block]

Our Most Important Metrics Used for Linking Pay and Performance. As required by Item 402(v), below are the most important metrics linking CAP to performance for 2022.

•
Consolidated adjusted EBITDA
•
Revenue
•
Stock Price

Total Shareholder Return Amount	$ 203	282	112
Peer Group Total Shareholder Return Amount	58	83	87
Net Income (Loss)	$ 18,000,000	$ 29,000,000	$ (4,000,000)
Company Selected Measure Amount	103,000,000	88,000,000	60,000,000
PEO Name	Walter F. Ulloa	Walter F. Ulloa	Walter F. Ulloa
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Consolidated adjusted EBITDA
Non-GAAP Measure Description [Text Block]
5.
We determined Conolidated adjusted EBITDA to be the most important financial performance measure used to link company performance to CAP to our PEO and Non-PEO NEOs in 2022. Consolidated adjusted EBITDA is defined as net income (loss) plus gain (loss) on sale of assets, depreciation and amortization, non-cash impairment charge, non-cash stock-based compensation included in operating and corporate expenses, net interest expense, other operating gain (loss), gain (loss) on debt extinguishment, income tax (expense) benefit, equity in net income (loss) of nonconsolidated affiliate, non-cash losses, syndication programming amortization less syndication programming payments, revenue from the Federal Communications Commission, or FCC, spectrum incentive auction less related expenses, expenses associated with investments, EBITDA attributable to noncontrolling and redeemable noncontrolling interest, acquisitions and dispositions and certain pro-forma cost savings.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price
PEO [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,072,500	$ 4,578,000	$ 1,716,000
PEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,818,000	7,410,250	1,635,500
PEO [Member] | Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,559,500	1,134,375
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,511,250	37,375
PEO [Member] | Fair Value of Awards Granted During the Year that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,600,000	1,120,000	407,000
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,782,000)	1,219,500	56,750
Non-PEO NEO [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	848,438	956,474	358,800
Non-PEO NEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	385,556	1,506,820	364,191
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	562,500	743,681	270,122
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(201,713)	299,731	5,728
Non-PEO NEO [Member] | Fair Value of Awards Granted During the Year that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	187,500	234,000	85,100
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (162,731)	$ 229,408	$ 3,241